Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Parent Company Only Condensed Financial Information
Condensed balance sheets

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Current assets
Cash	759	22
Prepayments and other current assets	3,524	5,137
Total current assets	4,283	5,159

Non-current assets
Investments in subsidiaries	3,532,139	3,112,217
Investment in equity investees	40,633	15,939
Other non-current assets	1,373	528
Total non-current assets	3,574,145	3,128,684
Total assets	3,578,428	3,133,843

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	21,472	4,461
Income tax payable	743	744
Total current liabilities	22,215	5,205

Non-current liabilities
Long-term borrowings	1,128,004	1,348,046
Long-term liabilities	109,493	—
Total non-current liabilities	1,237,497	1,348,046
Total liabilities	1,259,712	1,353,251

Shareholders’ Equity

Class A ordinary shares (US$0.001 par value, 150,000,000 shares authorized including Class A shares and Class B shares, 29,272,306 shares issued and 28,754,852 shares outstanding as of December 31, 2020 and 2021)	198	198
Class B ordinary shares (US$0.001 par value, 150,000,000 shares authorized including Class A shares and Class B shares, 6,571,429 shares issued and outstanding as of December 31, 2020 and 2021; each Class B ordinary shares is convertible into one Class A ordinary share)	41	41
Treasury shares (517,454 Class A ordinary shares as of December 31, 2020 and 2021, at cost)	(71,018)	(71,018)
Additional paid-in capital	3,560,008	3,558,821
Accumulated losses	(1,206,436)	(1,772,189)
Other comprehensive income	35,923	64,739
Total shareholders’ equity	2,318,716	1,780,592

Total liabilities and shareholders’ equity	3,578,428	3,133,843

Condensed statements of comprehensive income (loss)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating expenses	(8,010)	(10,140)	(35,522)

Loss from operations	(8,010)	(10,140)	(35,522)

Other income (expenses):
Interest income	18,154	90,197	46,382
Interest expenses	(111,033)	(117,149)	(131,694)
Change in fair value of financial instruments	23,226	—	—
Others	1,737	1,314	1,233
Share of income (loss) from subsidiaries	230,349	(34,064)	(445,408)
Income (loss) before income tax	154,423	(69,842)	(565,009)
Income tax expenses	—	(2,522)	(744)
Net income (loss)	154,423	(72,364)	(565,753)
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	154,423	(72,364)	(565,753)

Other comprehensive (loss) income
Foreign currency translation adjustments	(20,127)	62,423	28,816

Total other comprehensive (loss) income, net of tax	(20,127)	62,423	28,816

Comprehensive income (loss)	134,296	(9,941)	(536,937)

Condensed statements of cash flows

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash used in operating activities	(44,418)	(57,727)	(728)
Net cash used in investing activities	(118,794)	(625,722)	—
Net cash provided by financing activities	—	703,774	—
Effect of exchange rate changes on cash	775	(19,658)	(9)
Net (decrease) increase in cash	(162,437)	667	(737)
Cash at the beginning of the year	162,529	92	759
Cash at the end of the year	92	759	22